Condensed Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from Operating Activities:
Net (loss) income	$ 9,460,263	$ (2,225,459)	$ 11,637,242	$ 14,334,250
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Dividends earned on marketable securities held in Trust Account		0	(1,632,690)
Recovery of offering costs related to the IPO allocated to warrants		(425,040)	0
Change in fair value of warrant liabilities	(10,944,240)	206,016	(11,608,560)	(13,179,936)
Formation costs paid by Sponsor	18,356
Warrant issuance costs	710,081
Changes in current assets and liabilities:
Prepaid expenses	(576,515)	26,849	402,258	545,405
Accrued expenses	371,704			1,455,576
Accounts payable and accrued expenses		3,429,046	678,120
Due to related party	24,193	165,000	90,000	120,000
Net cash provided by (used in) operating activities	(936,158)	1,176,412	(433,630)	3,275,295
Cash flows from investing activities:
Investment of cash in Trust Account	(281,520,000)
Reinvestment of marketable securities held in Trust Account	(2,137)	(1,719,810)	0	(3,984,431)
Extension funding of Trust Account		(1,042,760)	0
Cash withdrawn from Trust Account in connection with redemption		255,875,758	0
Net cash provided by investing activities	(281,522,137)	253,113,188	0	(3,984,431)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters fees payable	270,480,000
Proceeds from sale of founder shares to Salient Client Accounts	2,698			0
Proceeds from private placement warrants	14,040,000
Repayment of a loan from related party	(90,922)
Payment of other offering costs	(649,578)
Redemption of Class A ordinary shares subject to possible redemption		(255,875,758)	0
Proceeds from note payable-related party		1,238,449	0
Net cash used in financing activities	283,782,198	(254,637,309)	0
Net change in cash	1,323,903	(347,709)	(433,630)	(709,136)
Cash, beginning of the period		614,767	1,323,903	1,323,903
Cash, end of the period	1,323,903	267,058	890,273	614,767
Supplemental disclosure of cash flow information:
Change in value of Class A ordinary shares subject to possible redemption		2,762,570	1,634,827	3,986,568
Deferred underwriting fee	9,660,000
Deferred offering cost included in accrued offering costs and expenses	39,712
Deferred offering costs paid by Sponsor under the promissory note	152,990
Formation and operating costs paid by Sponsor through issuance of promissory note	18,356
Deferred offering cost paid by Sponsor in exchange for issuance of founder shares	$ 25,000
Impact of the waiver of deferred underwriters fee		$ 9,234,960	$ 0